August 13, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	MMl Series Investment Fund
(1933 Act File No. 2-39334; 1940 Act File No. 811-02224)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from that contained in Post-Effective Amendment No. 77 to the Trust’s Registration Statement on Form N-1A which was filed electronically on August 9, 2010.

Please address any comments or questions to the undersigned at (413) 744-7218.

Very Truly yours,

/s/ Andrew M. Goldberg

Andrew Goldberg

Vice President, Secretary and Chief Legal Officer, MML Series Investment Fund

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company